Equity affiliates, other investments and related parties - Compensation (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee
Related party transactions
Number of people | employee	102,579	101,279	101,309	102,579	101,279	101,309
Direct or indirect compensation | $	$ 13,900	$ 12,400	$ 11,900
Pension expense | $	3,500	1,900	1,400
Share-based payments expense | $	8,700	7,700	4,900
Severance provision, supplementary pension schemes and insurance plans	82,900	64,300	90,700	€ 75.0	€ 60.3	€ 80.1
Directors' fees | $	$ 2,000	$ 1,840	$ 2,060
Executive officers and members of the Board of Directors
Related party transactions
Number of people | employee	11	11	11	11	11	11
Executive Officers
Related party transactions
Number of people | employee	8	8	8	8	8	8
Board of Directors
Related party transactions
Number of people | employee	3	3	3	3	3	3